Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

11 COMMITMENTS AND CONTINGENCIES

The Group are subject to various legal proceedings and claims that arise in the ordinary course of our business.

On February 3, 2023, the Istanbul Otomobilciler Esnaf Odası, an association of taxi owners, filed a lawsuit against the Group in the Istanbul 14th Commercial Court over the Group’s ride-hailing and e-moped services, claiming that these services create unfair competition. The plaintiff also requested that the court prevent third parties from accessing these services through the Group’s website or mobile app.

In response, the court issued an order on March 6, 2023, blocking access to the ride-hailing service. The Group appealed this decision, and the injunction was lifted on June 20, 2023.

On July 19, 2024, following expert reports and hearings, the court ruled in favor of the plaintiff regarding the Group’s ride-hailing service but dismissed claims related to the Group’s motorcycle-hailing service. The court also issued an order blocking access to the Group’s ride-hailing app but clarified that this did not affect other activities. The Group filed objections to the ruling on October 1, 2024, except for the part related to motorcycle-hailing.

The 14th Civil Chamber of the Istanbul Regional Court of Justice overturned the decision, stating that the expert reports were insufficient and that the court had not properly considered the defendant’s defenses. The case was sent back to the first instance court for retrial.

Following this, the case resumed in the Istanbul 14th Commercial Court. Additionally, a lawsuit filed by the Antalya Chamber of Drivers was combined with the existing case, as both were related. At the second hearing of the retrial held on March 21, 2025, the Istanbul 14th Commercial Court appointed a new expert committee and requested a new report. The last hearing was held on July 18, 2025, and the case has been postponed to September 26, 2025, for the expert committee to submit its report. As of today, the expert report has still not been issued.

Under Turkish law, the association cannot seek financial compensation from the Group. However, individual taxi drivers could potentially file separate lawsuits against the Group, claiming compensation for actual losses due to the Group’s ride-hailing service.